Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Components of Earnings Per Share

The components of earnings per share were:

Year Ended December 31 (Dollars and Shares in Millions, Except Per Share Data)	2014	2013	2012
Net income attributable to U.S. Bancorp	$5,851	$5,836	$5,647
Preferred dividends	(243)	(250)	(238)
Impact of preferred stock redemption(a)	–	(8)	–
Earnings allocated to participating stock awards	(25)	(26)	(26)

Net income applicable to U.S. Bancorp common shareholders	$5,583	$5,552	$5,383

Average common shares outstanding	1,803	1,839	1,887
Net effect of the exercise and assumed purchase of stock awards	10	10	9

Average diluted common shares outstanding	1,813	1,849	1,896

Earnings per common share	$3.10	$3.02	$2.85
Diluted earnings per common share	$3.08	$3.00	$2.84
(a)	Represents stock issuance costs originally recorded in capital surplus upon the issuance of the Company’s Series D Non-Cumulative Perpetual Preferred Stock that were reclassified to retained earnings on the redemption date.